Significant Customer Information and Segment Reporting - Distribution of Long-Lived Assets (Excluding Intangible Assets and Other Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Property and equipment, net	$ 8,775	$ 8,769	$ 7,036
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property and equipment, net	8,272	8,039	5,983
Asia, predominantly India [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property and equipment, net	503	730	1,048
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property and equipment, net			$ 5